Quarterly Holdings Report
for
Fidelity® Low Volatility Factor ETF
April 30, 2020
T18-QTLY-0620
1.9880052.103

Schedule of Investments April 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 10.2%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.	142,318	$4,336,429
Verizon Communications, Inc.	84,239	4,839,531
		9,175,960
Entertainment – 1.1%
The Walt Disney Co.	36,130	3,907,460
Interactive Media & Services – 3.5%
Alphabet, Inc. Class A (a)	8,926	12,020,644
Media – 2.2%
Cable One, Inc.	1,169	2,236,133
Comcast Corp. Class A	99,596	3,747,798
Omnicom Group, Inc.	26,721	1,523,899
		7,507,830
Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc. (a)	26,843	2,356,815
TOTAL COMMUNICATION SERVICES		34,968,709
CONSUMER DISCRETIONARY – 10.1%
Diversified Consumer Services – 0.6%
Bright Horizons Family Solutions, Inc. (a)	16,239	1,891,032
Hotels, Restaurants & Leisure – 3.4%
Darden Restaurants, Inc.	23,653	1,745,355
McDonald's Corp.	21,721	4,073,991
Starbucks Corp.	44,751	3,433,744
Yum! Brands, Inc.	28,163	2,434,128
		11,687,218
Multiline Retail – 1.0%
Dollar General Corp.	19,806	3,471,992
Specialty Retail – 4.0%
AutoZone, Inc. (a)	2,743	2,798,738
O'Reilly Automotive, Inc. (a)	7,177	2,772,762
The Home Depot, Inc.	24,826	5,457,499
The TJX Cos., Inc.	57,236	2,807,426
		13,836,425
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	41,724	3,637,498
TOTAL CONSUMER DISCRETIONARY		34,524,165
CONSUMER STAPLES – 7.1%
Beverages – 2.1%
PepsiCo, Inc.	27,924	3,694,066
The Coca-Cola Co.	73,881	3,390,399
		7,084,465
Food & Staples Retailing – 1.1%
Walmart, Inc.	30,601	3,719,551
Food Products – 1.4%
Hormel Foods Corp. (b)	34,498	1,616,231
McCormick & Co., Inc. (non-vtg.)	10,615	1,664,857

	Shares	Value

The Hershey Co.	11,484	$ 1,520,826
		4,801,914
Household Products – 2.5%
Church & Dwight Co., Inc.	22,848	1,599,132
The Clorox Co.	10,463	1,950,722
The Procter & Gamble Co.	43,296	5,103,299
		8,653,153
TOTAL CONSUMER STAPLES		24,259,083
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Chevron Corp.	33,259	3,059,828
Exxon Mobil Corp.	69,959	3,250,995
Kinder Morgan, Inc.	72,207	1,099,713
Occidental Petroleum Corp.	35,235	584,901
ONEOK, Inc.	18,464	552,627
Phillips 66	16,562	1,211,841
TOTAL ENERGY		9,759,905
FINANCIALS – 10.5%
Capital Markets – 3.0%
Cboe Global Markets, Inc	27,963	2,778,963
CME Group, Inc.	19,971	3,559,032
Intercontinental Exchange, Inc.	42,456	3,797,689
		10,135,684
Insurance – 6.2%
Aflac, Inc.	70,791	2,636,257
Aon PLC	17,345	2,994,961
Arch Capital Group Ltd. (a)	76,959	1,849,325
Arthur J Gallagher & Co.	33,620	2,639,170
Brown & Brown, Inc.	73,679	2,645,813
Chubb Ltd.	25,635	2,768,836
Marsh & McLennan Cos., Inc.	34,557	3,363,433
WR Berkley Corp.	44,977	2,428,758
		21,326,553
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
Blackstone Mortgage Trust, Inc. Class A	86,010	2,023,815
MFA Financial, Inc.	422,594	739,540
Starwood Property Trust, Inc.	128,913	1,668,134
		4,431,489
TOTAL FINANCIALS		35,893,726
HEALTH CARE – 15.2%
Health Care Equipment & Supplies – 3.9%
Danaher Corp.	24,292	3,970,770
Medtronic PLC	38,857	3,793,609
ResMed, Inc.	17,518	2,720,896
Stryker Corp.	16,173	3,015,132
		13,500,407
Health Care Providers & Services – 3.8%
Anthem, Inc.	12,384	3,476,560

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Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Cigna Corp. (a)	17,479	$3,422,039
UnitedHealth Group, Inc.	20,968	6,132,511
		13,031,110
Pharmaceuticals – 7.5%
Eli Lilly & Co.	28,633	4,427,807
Johnson & Johnson	50,611	7,593,675
Merck & Co., Inc.	63,095	5,005,957
Pfizer, Inc.	139,345	5,345,274
Zoetis, Inc.	25,144	3,251,371
		25,624,084
TOTAL HEALTH CARE		52,155,601
INDUSTRIALS – 8.7%
Aerospace & Defense – 2.2%
HEICO Corp.	19,496	1,707,850
Lockheed Martin Corp.	8,386	3,262,657
Northrop Grumman Corp.	8,187	2,707,195
		7,677,702
Air Freight & Logistics – 0.7%
CH Robinson Worldwide, Inc.	33,241	2,356,787
Commercial Services & Supplies – 2.0%
Republic Services, Inc.	26,342	2,063,632
Rollins, Inc.	60,618	2,424,720
Waste Management, Inc.	23,528	2,353,271
		6,841,623
Industrial Conglomerates – 1.9%
3M Co.	21,384	3,248,657
Honeywell International, Inc.	21,948	3,114,421
		6,363,078
Machinery – 0.5%
The Toro Co.	29,107	1,857,318
Professional Services – 1.4%
Exponent, Inc.	31,720	2,230,868
Verisk Analytics, Inc.	15,692	2,398,208
		4,629,076
TOTAL INDUSTRIALS		29,725,584
INFORMATION TECHNOLOGY – 25.8%
IT Services – 11.4%
Accenture PLC Class A	19,545	3,619,539
Amdocs Ltd.	33,617	2,166,279
Automatic Data Processing, Inc.	19,102	2,802,072
Broadridge Financial Solutions, Inc.	21,592	2,504,672
Fidelity National Information Services, Inc.	24,442	3,223,655
Fiserv, Inc. (a)	27,230	2,806,324
Genpact Ltd.	56,094	1,931,316
Jack Henry & Associates, Inc.	15,802	2,584,417
Mastercard, Inc. Class A	18,703	5,142,764

	Shares	Value

Paychex, Inc.	31,605	$ 2,165,575
PayPal Holdings, Inc. (a)	35,246	4,335,258
Visa, Inc. Class A	33,762	6,033,945
		39,315,816
Semiconductors & Semiconductor Equipment – 1.6%
Intel Corp.	91,524	5,489,610
Software – 7.6%
Check Point Software Technologies Ltd. (a)	22,541	2,383,485
Microsoft Corp.	110,691	19,836,934
Oracle Corp.	72,016	3,814,688
		26,035,107
Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	60,761	17,851,582
TOTAL INFORMATION TECHNOLOGY		88,692,115
MATERIALS – 2.6%
Chemicals – 1.8%
Air Products & Chemicals, Inc.	5,464	1,232,569
Ecolab, Inc.	6,390	1,236,465
International Flavors & Fragrances, Inc. (b)	5,985	784,215
Linde PLC	9,894	1,820,397
The Sherwin-Williams Co.	2,185	1,171,968
		6,245,614
Construction Materials – 0.2%
Vulcan Materials Co.	6,114	690,699
Containers & Packaging – 0.6%
AptarGroup, Inc. (b)	6,428	688,310
Ball Corp.	12,759	836,863
Sonoco Products Co.	12,428	606,983
		2,132,156
TOTAL MATERIALS		9,068,469
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.4%
American Tower Corp.	8,075	1,921,850
AvalonBay Communities, Inc.	4,399	716,817
Crown Castle International Corp.	9,109	1,452,248
Equity Lifestyle Properties, Inc.	10,234	617,213
Essex Property Trust, Inc.	2,695	657,850
Federal Realty Investment Trust	5,364	446,660
Mid-America Apartment Communities, Inc.	5,547	620,820
National Health Investors, Inc.	7,187	395,716
National Retail Properties, Inc.	12,320	402,125
Public Storage	4,508	836,009
Realty Income Corp.	11,433	627,900
Simon Property Group, Inc.	7,922	528,952
Sun Communities, Inc.	4,786	643,238
UDR, Inc.	15,519	581,497
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Welltower, Inc.	11,949	$ 612,147
WP Carey, Inc.	8,943	588,271
TOTAL REAL ESTATE		11,649,313
UTILITIES – 3.3%
Electric Utilities – 1.8%
American Electric Power Co., Inc.	15,049	1,250,722
Duke Energy Corp.	18,528	1,568,581
NextEra Energy, Inc.	9,609	2,220,832
Xcel Energy, Inc.	19,741	1,254,738
		6,294,873
Multi-Utilities – 1.5%
Ameren Corp.	14,083	1,024,538
CMS Energy Corp.	16,933	966,705
Consolidated Edison, Inc.	13,941	1,098,551
DTE Energy Co.	9,163	950,569
WEC Energy Group, Inc.	13,056	1,182,221
		5,222,584
TOTAL UTILITIES		11,517,457
TOTAL COMMON STOCKS (Cost $367,119,103)		342,214,127
Money Market Funds – 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (c)	626,031	$ 626,219
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	2,290,480	2,290,709
TOTAL MONEY MARKET FUNDS (Cost $2,916,986)		2,916,928
TOTAL INVESTMENT IN SECURITIES – 100.6% (Cost $370,036,089)		345,131,055
NET OTHER ASSETS (LIABILITIES) (e) – (0.6%)		(2,034,815)
NET ASSETS – 100.0%		$ 343,096,240

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $70,800 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	5	June 2020	$ 725,600	$ 52,197	$ 52,197
CME Micro E-mini S&P 500 Index Future Contracts	9	June 2020	130,608	12,060	12,060
Total Equity Index Contracts					$ 64,257
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,184
Fidelity Securities Lending Cash Central Fund	7,451
Total	$11,635
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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